Trade receivables	12 Months Ended
Dec. 31, 2018
Statement [line items]
Trade receivables
14. Trade receivables
(USD millions)	2018	2017

Total gross trade receivables	8 853	8 790

Provisions for doubtful trade receivables	– 126	– 190

Total trade receivables, net	8 727	8 600

The following table summarizes the movement in the provision for expected credit losses:
(USD millions)	2018	2017	2016

January 1	– 190	– 162	– 142

Impact of divestments		12

Impact of business combination	– 1

Provisions for doubtful trade receivables charged to the consolidated income statement	– 47	– 119	– 76

Utilization provisions for doubtful trade receivables	39	12	17

Reversal of provisions for doubtful trade receivables	61	76	37

Currency translation effects	12	– 9	2

December 31	– 126	– 190	– 162

The following sets forth the trade receivables that are not overdue as specified in the payment terms and conditions established with Novartis customers, as well as an analysis of overdue amounts and related provisions for doubtful trade receivable:
(USD millions)	2018	2017

Not overdue	7 916	7 758

Past due for not more than one month	296	279

Past due for more than one month but less than three months	194	230

Past due for more than three months but less than six months	136	137

Past due for more than six months but less than one year	98	137

Past due for more than one year	213	249

Provisions for doubtful trade receivables	– 126	– 190

Total trade receivables, net	8 727	8 600

Trade receivable balances include sales to drug wholesalers, retailers, private health systems, government agencies, managed care providers, pharmacy benefit managers and government-supported healthcare systems. Novartis continues to monitor sovereign debt issues and economic conditions, particularly in Greece, Italy, Portugal, Spain, Brazil, Russia, Saudi Arabia, Turkey, and Argentina, which has been included in 2018, and evaluates trade receivables in these countries for potential collection risks. The majority of the outstanding trade receivables from Greece, Portugal, Saudi Arabia and Spain are due directly from local governments or from government-funded entities. Deteriorating credit and economic conditions as well as other factors in these closely monitored countries have resulted in, and may continue to result in, an increase in the average length of time that it takes to collect these trade receivables and may require the Group to re-evaluate the estimated collectible amount of these trade receivables in future periods.
The following table shows the gross trade receivables balance from these closely monitored countries at December 31, 2018 and 2017, the amounts that are past due for more than one year, and the related provisions that have been recorded:
(USD millions)	2018	2017

Total balance of gross trade receivables from closely monitored countries	1 729	1 733

Past due for more than one year	97	124

Provisions	44	95

At December 31, 2018, amounts past due for more than one year are not significant in any of these countries on a standalone basis.
Total trade receivables include amounts denominated in the following major currencies:
(USD millions)	2018	2017

US dollar (USD)	3 510	3 451

Euro (EUR)	1 551	1 533

Japanese yen (JPY)	658	600

Chinese yuan (CNY)	282	312

Russian ruble (RUB)	247	268

Brazilian real (BRL)	206	237

British pound (GBP)	183	208

Australian dollar (AUD)	161	165

Swiss franc (CHF)	100	127

Canadian dollar (CAD)	136	73

Other currencies	1 693	1 626

Total trade receivables, net	8 727	8 600